Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 30, 2018
Entity Registrant Name	Broadview Funds Trust
Entity Central Index Key	0001586281
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 24, 2019
Document Effective Date	May 24, 2019
Prospectus Date	Jan. 28, 2019